INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [Line Items]
Current tax	$ (256,460)	$ (588,773)	$ (450,384)
Effect of changes in tax law	4,178	(28,596)	0
Deferred tax	38,785	232,485	106,047
Effect of changes in tax law	16,979	0	7,455
Recovery of income tax	0	15,449	0
Income tax expense	$ (196,519)	(369,435)	(336,882)
Argentina
Major components of tax expense (income) [Line Items]
Effect of changes in tax law		$ (28,600)
United States
Major components of tax expense (income) [Line Items]
Deferred income tax benefit			$ 5,200